Taxes (Details 3)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 28,092	¥ 198,966	¥ 49,655
Income taxes payable	55,743	394,809	473,565
Other taxes payable	4,494	31,833	79,034
Totals	$ 88,329	¥ 625,608	¥ 602,254